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MML Moderate Allocation Fund
MML Moderate Allocation Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Fund’s stated asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MML Moderate Allocation Fund		Initial Class	Service Class
Management Fees		0.10%	0.10%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Other Expenses		0.02%	0.02%
Acquired Fund Fees and Expenses		0.73%	0.73%
Total Annual Fund Operating Expenses	[1]	0.85%	1.10%
[1]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MML Moderate Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Initial Class	87	271	471	1,049
Service Class	112	350	606	1,340

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“MML Underlying Funds”) using an asset allocation strategy. The Fund is advised by MML Investment Advisers, LLC (“MML Advisers”). MML Underlying Funds will include a combination of series of the MML Series Investment Fund and MML Series Investment Fund II advised by MML Advisers, and may also include other, non-affiliated mutual funds. MML Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. The Fund has a moderate asset allocation strategy (relative to the other MML Allocation Funds), with approximately 55% to 65% of its assets invested in equity funds and approximately 35% to 45% invested in fixed income funds, including money market funds. MML Advisers will generally attempt to select MML Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage).
The Fund will normally invest most of its assets in MML Underlying Funds advised by MML Advisers; the Fund will normally invest no more than 10% of its assets in mutual funds not advised by MML Advisers (referred to here as “non-affiliated” funds). MML Advisers will select MML Underlying Funds from among mutual funds advised by it even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as MML Underlying Funds. These conflicts of interest may result in a portfolio of MML Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an MML Underlying Fund will limit the ability of the Fund to buy or sell shares in that MML Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s approximate allocation, as of April 5, 2023, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether an MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).
Equity Funds	59.76%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	5.75%
MML Equity Income Fund	4.92%
MML Focused Equity Fund	9.31%
MML Fundamental Equity Fund	4.38%
MML Fundamental Value Fund	4.53%
MML Income & Growth Fund	4.04%
MML Large Cap Growth Fund	3.67%
– U.S. Mid Cap Equity Funds
MML Mid Cap Growth Fund	2.98%
MML Mid Cap Value Fund	3.19%
MML Small/Mid Cap Value Fund	0.84%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	0.48%
MML Small Company Value Fund	1.46%
– Global Developed Funds
MML Global Fund	3.00%
– International Developed Funds
MML Foreign Fund	2.66%
MML International Equity Fund	7.32%
– Emerging Markets Funds
MML Strategic Emerging Markets Fund	1.23%
Fixed Income Funds	40.26%
– Global Bond Funds
Invesco V.I. Global Strategic Income Fund	1.24%
– High Yield Bond Funds
MML High Yield Fund	0.44%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	2.13%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	0.80%
– U.S. Core/Core Plus Bond Funds
MML Dynamic Bond Fund	8.13%
MML Managed Bond Fund	13.71%
MML Total Return Bond Fund	10.39%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	3.42%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in MML Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An MML Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return, or to attempt to protect against adverse changes in currency exchange rates. An MML Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An MML Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an MML Underlying Fund may create investment leverage. An MML Underlying Fund may enter into repurchase agreement transactions. An MML Underlying Fund may invest in mortgage-backed or other asset-backed securities. An MML Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an MML Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An MML Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the MML Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the MML Underlying Funds.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and three additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments (Bloomberg U.S. Aggregate Bond Index), an index that provides a comparison relevant to the Fund’s allocation to international investments (MSCI ACWI ex USA), and a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond (40%), Russell 3000® (45%), and MSCI ACWI ex USA (15%) Indexes (Custom MML Moderate Allocation Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Performance Initial Class Shares

Highest Quarter:	2Q ’20,	13.81%	Lowest Quarter:	1Q ’20,	-16.81%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - MML Moderate Allocation Fund	1 Year	5 Years	10 Years
Initial Class	(14.97%)	3.36%	5.84%
Service Class	(15.12%)	3.11%	5.58%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	(8.07%)	8.79%	12.13%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(9.72%)	0.02%	1.06%
MSCI ACWI ex USA (reflects no deduction for fees or expenses)	(7.19%)	0.88%	3.80%
Custom MML Moderate Allocation Index (reflects no deduction for fees or expenses)	(8.34%)	4.57%	6.69%